RISK MANAGEMENT (Details Textual)	2 Months Ended	9 Months Ended				12 Months Ended
	Feb. 26, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2015 CAD	Dec. 31, 2014 CAD
Concentration Risk [Line Items]
Stock Issued During Period, Value, New Issues			$ 2,616,062	$ 2,616,062		$ 96,320	$ 1,486,980
Proceeds from Stock Options Exercised		$ 0	228,875	228,875	$ 0	0	0
Proceeds from Issuance of Common Stock		$ 11,341,397	$ 2,604,453	$ 2,656,097	$ 88,991	$ 147,837	$ 1,393,551
Canadian Bank subsidiary [Member] | Maximum [Member]
Concentration Risk [Line Items]
Cash, FDIC Insured Amount | CAD								CAD 100,000	CAD 100,000
Drywave Technologies Inc [Member] | Subsequent Event [Member]
Concentration Risk [Line Items]
Proceeds from Issuance of Common Stock	$ 10,363,000